Acquisition	12 Months Ended
Dec. 31, 2010
Acquisition [Abstract]
Acquisition
Note 2
Acquisition:

Photo Therapeutics Transaction:
On February 27, 2009, the Company completed the acquisition of the subsidiaries of Photo Therapeutics Group Ltd. The subsidiaries are Photo Therapeutics Ltd. (based in the United Kingdom) and Photo Therapeutics, Inc. (based in California) and are collectively referred to herein as “Photo Therapeutics” or “PTL.” Photo Therapeutics is a developer and provider of non-laser light aesthetic devices for the treatment of a range of clinical and non-clinical dermatological conditions.

The Company paid an aggregate purchase price of $13 million in the Photo Therapeutics acquisition. The fair value of the assets acquired and liabilities assumed were based on management estimates and values derived from an outside independent appraisal. Based on the purchase price allocation, the following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition:

Cash and cash equivalents	$421,978
Accounts receivable	843,007
Inventories	1,883,469
Prepaid expenses and other current assets	187,232
Property and equipment	80,462
Patents and licensed technologies	7,400,000
Other intangible assets	1,500,000
Total assets acquired at fair value	12,316,148

Accounts payable	(936,099)
Accrued compensation and related expenses	(35,906)
Other accrued liabilities	(419,186)
Deferred revenues	(576,349)
Total liabilities assumed	(1,967,540)

Net assets acquired	$10,348,608

The purchase price exceeded the fair value of the net assets acquired by $2,651,392, which was recorded as goodwill. Acquisition costs amounting to $1,532,798 and incurred through December 31, 2008 were expensed as of December 31, 2008; acquisition costs amounting to $432,353 and incurred in 2009 were expensed as of February 27, 2009. Acquisition costs accruing after February 27, 2009 were immaterial and expensed. Based on its analyses, as of June 30, 2009 the Company determined that no earn-out would be due to Photo Therapeutics Group Ltd., and that no working capital adjustment would be made to the aggregate purchase price of $13 million. The Company made no claims for indemnification out of the $1 million set aside in escrow on February 27, 2009. The escrow was released on September 8, 2010.

The accompanying consolidated financial statements do not include any revenues or expenses related to the PTL business on or prior to February 27, 2009, the closing date of the acquisition. The Company's unaudited pro-forma results for the years ended December 31, 2009 and 2008 are summarized in the following table, assuming the acquisition had occurred on January 1, 2008:

	Year Ended December 31,
	2009	2008

Net revenues	$33,515,493	$42,861,963
Net loss	$(11,233,919)	$(13,270,587)
Basic and diluted loss per share	$(6.85)	$(8.84)
Shares used in calculating basic and diluted loss per share	1,640,006	1,500,767

These unaudited pro-forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which would have actually resulted had the acquisition occurred on January 1, 2008, nor to be indicative of future results of operations.

Discontinued Operations:
Surgical Services was a fee-based procedures business using mobile surgical laser equipment operated by Company technicians at hospitals and surgery centers in the United States. On August 1, 2008, the Company entered into a definitive agreement to sell specific assets of the business including accounts receivable, inventory and equipment, for $3,500,000, subject to certain closing adjustments. Such closing adjustments resulted in net proceeds to the Company of $3,149,737. The transaction closed on August 8, 2008. No income tax benefit was recognized by the Company from the loss on the sale of discontinued operations.

The accompanying consolidated financial statements reflect the operating results of the discontinued operations separately from continuing operations. The Company recognized a loss of $448,675 on the sale of the discontinued operations in the year ended December 31, 2008, representing the difference between the adjusted net purchase price and the carrying value of the assets being sold.

Revenues from Surgical Services, reported as discontinued operations, for the year ended December 31, 2008 were $4,398,047. Income from Surgical Services, reported as discontinued operations, for the year ended December 31, 2008 were $285,712. No income tax provision was recognized by the Company against income from Surgical Services over the comparable year.